Commitments and Contingencies - Narrative (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2021 claim	Aug. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Rental expense under operating leases				$ 1,985	$ 1,221
Long-term Purchase Commitment [Line Items]
Number of new claims filed | claim	2
Rental expense under operating leases				$ 1,985	$ 1,221
Cloud Platform Services
Long-term Purchase Commitment [Line Items]
Purchase obligation			$ 5,000
Purchase obligation paid period			36 months
Future Product Manufacturing
Long-term Purchase Commitment [Line Items]
Purchase obligation		$ 1,600
Purchase obligation paid period		12 months